INVENTORY	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORY

Note 6 – INVENTORY:

	December 31
	2023	2022
	U.S. dollars in thousands

Raw materials	955	558
Work in process	425	904
Finished goods	1,468	305
	2,848	1,767

The Company recorded an inventory write-off of $1,123 thousand and $178 thousand in 2023 and 2022, respectively, which is presented within cost of sales in the statement of operations. In addition, the Company recorded an inventory write off of $144 thousand in 2023 related to raw materials which are not expected to be used during the future production process. Inventory write-offs were recorded to reflect anticipated net realizable value on disposition of existing inventory assets.